World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	451,298,823.35	29,574
Yield Supplement Overcollateralization Amount at 12/31/13	5,516,533.15	0
Receivables Balance at 12/31/13	456,815,356.50	29,574
Principal Payments	20,682,888.81	780
Defaulted Receivables	1,323,931.00	70
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	5,103,177.10	0
Pool Balance at 01/31/14	429,705,359.59	28,724

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,013,905.85	465
Past Due 61-90 days	1,740,336.21	112
Past Due 91 + days	253,430.32	18
Total	9,007,672.38	595

Total 31+ Delinquent as % Ending Pool Balance	2.10%

Recoveries	705,902.17

Aggregate Net Losses/(Gains) - January 2014	618,028.83

Overcollateralization Target Amount	19,336,741.18
Actual Overcollateralization	19,336,741.18

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	4.92%
Weighted Average Remaining Term	42.51

Flow of Funds	$ Amount

Collections	22,874,274.32
Advances	(12,328.11)
Investment Earnings on Cash Accounts	459.01
Servicing Fee	(380,679.46)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,481,725.76

Distributions of Available Funds
(1) Class A Interest	239,364.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,285,016.71
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,336,741.18
(7) Distribution to Certificateholders	1,597,086.28
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,481,725.76

Servicing Fee	380,679.46
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 01/15/14	430,990,376.30
Principal Paid	20,621,757.89
Note Balance @ 02/18/14	410,368,618.41

Class A-1
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-2
Note Balance @ 01/15/14	27,380,376.30
Principal Paid	20,621,757.89
Note Balance @ 02/18/14	6,758,618.41
Note Factor @ 02/18/14	2.1816070%

Class A-3
Note Balance @ 01/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	257,000,000.00
Note Factor @ 02/18/14	100.0000000%

Class A-4
Note Balance @ 01/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	127,670,000.00
Note Factor @ 02/18/14	100.0000000%

Class B
Note Balance @ 01/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	18,940,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	262,881.59
Total Principal Paid	20,621,757.89
Total Paid	20,884,639.48

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	11,864.83
Principal Paid	20,621,757.89
Total Paid to A-2 Holders	20,633,622.72

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2909881
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8265770
Total Distribution Amount	23.1175651

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0382984
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.5647446
Total A-2 Distribution Amount	66.6030430

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	62.31
Noteholders' Principal Distributable Amount	937.69

Account Balances	$ Amount

Advances
Balance as of 12/31/13	94,917.49
Balance as of 01/31/14	82,589.38
Change	(12,328.11)

Reserve Account
Balance as of 01/15/14	2,310,518.58
Investment Earnings	44.97
Investment Earnings Paid	(44.97)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58